LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 6,475,004	$ 6,250,097
New loans made during year	842,052	815,681
Repayments made during year	(330,300)	(590,774)
Balance, end of year	$ 6,986,756	$ 6,475,004